Financial income and expenses (Tables)	6 Months Ended
Jun. 30, 2018
Financial income and expenses [Abstract]
Financial income
The following table sets forth our financial income and expenses for the six-month period ended June 30, 2018 and 2017:

	For the six-month period ended June 30,
Financial income	2018	2017
	($ in thousands)
Interest income from loans and credits	36,871	258
Interest rates benefits derivatives: cash flow hedges	-	230
Total	36,871	488

Financial expenses
	For the six-month period ended June 30,
Financial expenses	2018	2017
Expenses due to interest:	($ in thousands)
- Loans from credit entities	(128,838)	(124,556)
- Other debts	(42,951)	(43,218)
Interest rates losses derivatives: cash flow hedges	(34,317)	(34,922)
Total	(206,106)	(202,696)

Other net financial income and expenses
The following table sets out ‘Other net financial income and expenses” for the six-month period ended June 30, 2018, and 2017:

	For the six-month period ended June 30,
Other financial income / (expenses)	2018	2017
	($ in thousands)
Dividend from ACBH (Brazil)	-	10,383
Other financial income	5,514	6,774
Other financial losses	(15,201)	(10,669)
Total	(9,687)	6,487